                                                  1933 Act File No. 33-44737
                                                  1940 Act File No. 811-6511

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   37                            X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

    Amendment No.   38                                           X

                     REGIONS MORGAN KEEGAN SELECT FUNDS
             (Exact Name of Registrant as Specified in Charter)

                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on June 1, 2004 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
___ on ________________ pursuant to paragraph (a) (i)
_   75 days after filing pursuant to paragraph (a)(ii)
__  on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

_   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

[Logo of Regions Morgan Keegan Select Funds]

Class A Shares
Class B Shares
Class C Shares
Class I Shares

Combined Preliminary Prospectus Dated June 1, 2004

SUBJECT TO COMPLETION

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

*	Regions Morgan Keegan Select	*	Regions Morgan Keegan Select
	Treasury Money Market Fund		Mid Cap Value Fund
*	Regions Morgan Keegan Select		(formerly, Regions Morgan Keegan Select
	Government Money Market Fund		Strategic Equity Fund)
*	Regions Morgan Keegan Select	*	Regions Morgan Keegan Select
	Limited Maturity Government Fund		Value Fund
*	Regions Morgan Keegan Select	*	Regions Morgan Keegan Select
	Fixed Income Fund		Growth Fund
*	Regions Morgan Keegan Select	*	Regions Morgan Keegan Select
	Intermediate Tax Exempt Bond Fund		Mid Cap Growth Fund
*	Regions Morgan Keegan Select		(formerly, Regions Morgan Keegan Select
	Balanced Fund		Aggressive Growth Fund)

Table of Contents

Risk/Return Profile	2
Regions Morgan Keegan Select Funds	3
What are the Funds’ Fees and Expenses?	14
Main Risks of Investing in the Funds	23
Principal Strategies	26
Securities Descriptions	30
How to Buy Shares	33
How to Exchange Shares	36
How to Redeem Shares	37
Distribution of Fund Shares	40
Account and Share Information	41
Regions Morgan Keegan Select
Funds Information	42
Regions Morgan Keegan Select
Funds Personnel	43
Financial Highlights	45

Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus

June 1, 2004

Risk/Return Profile

The Regions Morgan Keegan Select Funds (Funds) offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to those investors with long-term goals willing to bear the risks of the market for potentially greater rewards. Morgan Asset Management, Inc. (Adviser), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds.

This prospectus of the Funds offers Class A Shares, Class B Shares, Class C Shares and Class I Shares of each of the portfolios except the Regions Morgan Keegan Select Treasury Money Market Fund, which offers only Class A Shares and Class B Shares, the Regions Morgan Keegan Select Government Money Market Fund which offers only Class A Shares, and the Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund which offers only Class A Shares, Class C Shares and Class I Shares. Effective June 7, 2004, Class B Shares will no longer be made available for public investment, shortly thereafter, all outstanding Class B Shares will be exchanged for Class A Shares without the imposition of any sales charges.

Regions Morgan Keegan Select Funds

Treasury Money Market Fund

Goal. To provide current income consistent with stability of principal and liquidity.

Strategy. The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1994-2003)

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.08%.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.08% (quarter ended December 31, 2003).

Average Annual Total Return through December 31, 2003

	1 Year	5 Years	10 Years

Class A Shares:

Return Before Taxes	0.43%	2.97%	3.83%

Class B Shares:

Return Before Taxes	0.19%	2.72%	3.50%

The Fund’s Class A Shares and Class B Shares 7-Day Net Yields as of December 31, 2003 were 0.31% and 0.06% respectively. Investors may call the Fund at 1-877-757-7424 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Government Money Market Fund

Goal. The Fund’s investment objective is current income consistent with stability of principal and liquidity.

Strategy. The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the value of any borrowings for investment purposes in U.S. government investments. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar weighted average maturity of the Fund’s portfolio will be 90 days or less. The Fund will comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which sets forth portfolio quality and diversification restrictions for money market mutual funds. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 2002 and 2003)

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.11%.

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Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 0.35% (quarter ended June 30, 2002). Its lowest quarterly return was 0.16% (quarter ended September 30, 2003).

Average Annual Total Return through December 31, 2003

Fund	1 Year	Start of Performance[1]

Return Before Taxes	0.75%	1.06%

1 The Fund’s start of performance date was December 3, 2001.

The Fund’s 7-Day Net Yield as of December 31, 2003 was 0.62%. Investors may call the Fund at 1-877-757-7424 for the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Limited Maturity Government Fund

Goal. To achieve current income.

Strategy. The Fund invests primarily in securities that are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. The Adviser will attempt to minimize principal fluctuation and increase return through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund’s average portfolio maturity. The Fund intends to maintain an average dollar-weighted maturity between one and one-half and three years, although the Fund may purchase individual securities with longer maturities.

Annual Total Return (calendar years 1994-2003)

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 0.85%.

Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 3.39% (quarter ended June 30, 1995). Its lowest quarterly return was (0.80)% (quarter ended March 31, 1994).

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Government/Corporate Index (ML1-3GC), and the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), broad-based market indexes. The ML1-3GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 2.99 years. The ML1-3T tracks short-term government securities with maturities between 1 and 2.99 years. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in a index.

Average Annual Total Return through December 31, 2003

					Start of Performance[1]
		1 Year	5 Years	10 Years

Class B Shares:

Return Before Taxes		(4.23)%	4.01%	4.73%	N/A

Return After Taxes on Distributions[2]		(5.18)%	2.35%	2.92%	N/A

Return After Taxes on Distributions and Sale of Fund Shares[2]
	(2.75)%

2.38%

		2.89%

	N/A

Class A Shares:[3]

Return Before Taxes		(3.65)%	3.66%	4.37%	N/A

Class C Shares:

Return Before Taxes		(1.76)%	N/A	N/A	1.65%

ML1-3GC4		2.74%	5.75%	5.89%	N/A

ML1-3T4		1.90%	5.37%	5.68%	N/A

1	The start of performance date for the Class C Shares was December 14, 2001.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
4	The Adviser has elected to change the benchmark index from ML1-3GC to ML1-3T because it is more reflective of the Fund’s current investment strategy.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Fixed Income Fund

Goal. To achieve current income with a secondary goal of capital appreciation.

Strategy. The Fund invests only in high grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund also invests in U.S. government securities. The Fund selects securities based upon fundamental macroeconomic, credit and market analysis. Normally, the Fund’s average maturity will be between three and ten years.

Annual Total Return (calendar years 1994-2003)

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 1.77%.

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Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 6.26% (quarter ended June 30, 1995). Its lowest quarterly return was (3.36)% (quarter ended March 31, 1994).

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC), and the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index (ML1-10GCA+), broad-based market indexes. The ML1-10GC is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years. The ML1-10GCA+ is comprised of publicly placed, non-convertible, coupon-bearing domestic debt with maturities between 1 and 9.99 years, rated "A" or better. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in a index.

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Average Annual Total Return through December 31, 2003

				Start of
	1 Year	5 Years	10 Years	Performance[1]

Class B Shares:

Return Before Taxes	(3.28)%	5.25%	5.64%	N/A

Return After Taxes
on Distributions[2]	(4.74)%	3.34%	3.59%	N/A

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	(1.76)%	3.31%	3.54%	N/A

Class A Shares:[3]

Return Before Taxes	(2.74)%	4.88%	5.28%	N/A

Class C Shares:

Return Before Taxes	(0.85)%	N/A	N/A	3.88%

ML1-10GC4	4.22%	6.62%	6.64%	N/A

ML1-10GCA+[4]	3.10%	6.50%	6.55%	N/A

1	The start of performance date for the Class C Shares was December 3, 2001.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
4	The Adviser has elected to change the benchmark index from ML1-10GC to ML1-10GCA+ because it is more reflective of the Fund’s current investment strategy.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Intermediate Tax Exempt Bond Fund

Goal. The Fund’s investment objective is to provide current income that’s exempt from federal regular income tax.

Strategy. The Fund invests its assets primarily in a highly diversified portfolio of tax exempt bonds with maturities between three and 10 years. The Fund will invest its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations. A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States. The fixed income securities in which the Fund invests will have a minimum credit rating of “A” (Standard & Poor’s/Moody) at the time of purchase.

Risk Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

Balanced Fund

Goal. To provide total return through capital appreciation, dividends and interest.

Strategy. The Fund invests primarily in common and preferred stock, convertible securities, and fixed income securities. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in these securities, as well as American Depositary Receipts (ADRs), collateralized mortgage obligations (CMOs), or other investments as determined by the Adviser based on the Adviser’s assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund. The Fund’s equity allocation will focus on high-quality companies using a blend of growth and value styles. The fixed income allocation focuses on intermediate-term U.S. Treasury and agency securities.

Annual Total Return (calendar years 1995-2003)

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 1.39%.

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Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 10.40% (quarter ended June 30, 1997). Its lowest quarterly return was (6.48)% (quarter ended September 30, 2002).

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 500 Index (S&P 500) and the Lehman Brothers Government/Credit Total Index (LBGCT), two separate broad-based market indexes, and to the Standard & Poor’s 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index (ML1-10GC). The S&P 500 is a capitalization-weighted index of 500 stocks representing all major industries. The LBGCT is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Average Annual Total Return through December 31, 2003

			Start of
	1 Year	5 Years	Performance[1]

Class B Shares:

Return Before Taxes	8.23%	0.83%	8.22%

Return After Taxes
on Distributions[2]	7.67%	(0.14)%	6.70%

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	5.32%	0.19%	6.30%

Class A Shares:[3]

Return Before Taxes	7.29%	0.32%	2.74%

Class C Shares:

Return Before Taxes	10.57%	N/A	1.19%

S&P 500	28.68%	(0.57)%	12.21%

LBGCT	4.67%	6.66%	8.26%

S&P 500/ML1-10GC	16.45%	3.02%	9.90%

1	The Fund’s Class A Shares and Class B Shares start of performance date was May 20, 1998. The Fund's Class C Shares start of performance date was January 14, 2002.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Mid Cap Value Fund (formerly, Strategic Equity Fund)

Goal. The Fund’s investment objective is to provide long term capital appreciation.

Strategy. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Standard & Poor’s Midcap 400 Index (S&P MC 400) at the time of purchase). As of December 31, 2003, the lowest capitalization of issuers included in the S&P MC 400 was $336 million and the highest was $11.8 billion, however, the S&P MC 400 is reconfigured monthly. The Fund will seek to invest in companies that are judged to be undervalued when compared to either the intrinsic value of the issuer’s assets or the future growth prospects of the issuer.

Annual Total Return (calendar year 2003)

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class A Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 4.88%.


Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 11.48% (quarter ended June 30, 2003). Its lowest quarterly return was (4.15)% (quarter ended March 31, 2003).

The following table represents the Fund’s Class A Shares, Class B Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 500 Index (S&P 500), Standard & Poor’s Midcap 400/Barra Value Index (S&P MC 400/BV), and the Russell Midcap® Value Index (RMCV), broad-based market indexes. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P MC 400/BV is a market capitalization-weighted index of the stocks in the Standard & Poor’s Midcap 400 Index (S&P 400) having the lowest price to book ratios. The index consists of approximately half of the S&P 400 on a market capitalization basis. The RMCV measures the performance of these Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Average Annual Total Return through December 31, 2003

		Start of
	1 Year	Performance[1]

Class A Shares:

Return Before Taxes	15.20%	10.19%

Return After Taxes
on Distributions[2]	13.70%	8.85%

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	11.25%	8.40%

Class B Shares:

Return Before Taxes	16.65%	12.23%

Class C Shares:

Return Before Taxes	19.41%	13.94%

S&P 500	28.68%	22.55%

S&P MC 400/BV	40.18%	12.68%

RMCV	38.07%	37.31%

1	The Fund’s Class A Shares, Class B Shares and Class C Shares start of performance date was December 9, 2002.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class A Shares. After-tax returns for the other classes will be different.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Value Fund

Goal. To provide income and growth of capital.

Strategy. The Fund invests in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community. Common stock holdings will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields are generally expected to be higher than market averages. Common and preferred stocks are expected to produce dividends, and generally possess market capitalizations of $2 billion or more at the time of purchase.

Convertible securities of smaller companies may also be included in the Fund’s portfolio.

The Fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value. The Fund managers continually review market prices in relation to a stock’s intrinsic value, and adjust the Fund’s holdings accordingly.

Annual Total Return (calendar years 1995-2003)

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was (0.05)%.

Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 15.60% (quarter ended June 30, 1997). Its lowest quarterly return was (18.80)% (quarter ended September 30, 2002).


The following table represents the Fund’s Class A Shares, Class B Shares, Class C Shares and Class I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Standard and Poor’s 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is a sub-index of the S&P 500 representing 50% of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Average Annual Total Return through December 31, 2003

			Start of
	1 Year	5 Years	Performance[1]

Class B Shares:

Return Before Taxes	16.73%	(1.32)%	8.18%

Return After Taxes
on Distributions[2]	16.52%	(2.03)%	6.79%

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	10.86%	(1.44)%	6.43%

Class A Shares:[3]

Return Before Taxes	15.45%	(1.82)%	7.69%

Class C Shares:

Return Before Taxes	19.22%	N/A	1.13%

S&P 500/BV	31.79%	1.89%	11.25%

1	The Fund’s Class A Shares and Class B Shares start of performance date was May 20, 1998. The Fund's Class C Shares start of performance date was February 21, 2002.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Growth Fund

Goal. To provide growth of capital and income.

Strategy. The Fund invests primarily in common stock of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings. The companies are expected to be leaders in their respective industries and they are expected to have a growing and innovative product line. The companies’ management teams are expected to be highly experienced and to be the best in their respective industries. The Fund’s investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.

Annual Total Return (calendar years 1994-2003)

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 1.57%.

Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 23.93% (quarter ended December 31, 1998). Its lowest quarterly return was (19.34)% (quarter ended March 31, 2001).

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The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregated market value of 500 stocks representing all major industries. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Average Annual Total Return through December 31, 2003

				Start of
	1 Year	5 Years	10 Years	Performance[1]

Class B Shares:

Return Before Taxes	23.15%	(4.19)%	8.52%	N/A

Return After Taxes
on Distributions[2]	23.15%	(4.49)%	7.26%	N/A

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	15.05%	(3.53)%	6.92%	N/A

Class A Shares:[3]

Return Before Taxes	21.54%	(4.66)%	8.07%	N/A

Class C Shares:

Return Before Taxes	25.38%	N/A	N/A	(1.61)%

S&P 500	28.68%	(0.57)%	11.07%	N/A

1	The start of performance date for the Class C Shares was January 7, 2002.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Mid Cap Growth Fund (formerly, Aggressive Growth Fund)

Goal. To provide long-term capital appreciation.

Strategy. The Fund invests primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less. The Fund may also invest in larger companies that, in the opinion of the Adviser, present opportunities for price appreciation based on potential earnings and pricing patterns. Under normal market conditions, the Fund intends to invest in equity securities of companies with prospects for above-average growth in revenues and/or earnings.

Performance Information for Predecessor Collective Trust Fund

The Fund is the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The performance data for Class B Shares of the Fund includes the performance of the collective trust fund for periods before the Fund’s registration statement became effective. The past-performance data is no guarantee of the Fund’s future performance. The collective trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

Annual Total Return (calendar years 1994-2003)

The bar chart shows the variability of the Predecessor Collective Trust Fund’s total return on a yearly basis until March 15, 1999, the effective date of the Class B Shares. The total returns reflect projected Fund expenses before waivers.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund’s Class B Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 6.25%.

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Within the period shown in the bar chart, the Fund’s Class B Shares highest quarterly return was 31.24% (quarter ended December 31, 1999). Its lowest quarterly return was (16.29)% (quarter ended September 30, 2002).

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2003. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 500 Index (S&P 500) and the Standard & Poor’s Midcap 400/Barra Growth Index (S&P MC 400/BG), both broad-based market indexes, and to the Lipper Mid-Cap Growth Funds Index (LMGFI). The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P MC 400/BG is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market having the highest price-to-book ratios. Lipper indexes measure the performance of the 30 largest mutual funds in each prospective fund category. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Average Annual Total Return through December 31, 2003

				Start of
	1 Year	5 Years	10 Years	Performance[1]

Class B Shares:

Return Before Taxes	34.13%	15.42%	16.37%	N/A

Return After Taxes
on Distributions[2]	34.13%	12.80%	15.05%	N/A

Return After Taxes on
Distributions and
Sale of Fund Shares[2]	22.18%	11.84%	14.01%	N/A

Class A Shares:[3]

Return Before Taxes	32.00%	14.54%	15.80%	N/A

Class C Shares:

Return Before Taxes	36.15%	N/A	N/A	4.37%

S&P 500	28.68%	(0.57)%	11.07%	N/A

S&P MC 400/BG	30.98%	6.47%	12.90%	N/A

LMGFI	35.42%	2.18%	8.25%	N/A

1	The start of performance date for the Class C Shares was January 7, 2002.
2	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for Class B Shares. After-tax returns for other classes will be different.
3	Historical total return information for any period or portion thereof prior to the commencement of operations of Class A Shares (July 10, 2000) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares during such periods as permitted by applicable SEC staff interpretations.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risks of the Funds

					Fixed	Mortgage	Futures
	Stock			Company	Income	Backed	and		Money			Interest
	Market	Growth	Value	Size	Securities	Securities	Options	Sector	Market	Credit	Call	Rate	Liquidity	Tax	Prepayment
	Risks	Risks	Risks	Risks	Risks	Risks	Risks	Risks	Risks	Risks	Risk	Risk	Risks	Risks	Risks

Regions Morgan Keegan
Select Treasury Money
Market Fund					x					x		x

Regions Morgan Keegan
Select Government Money
Market Fund					x					x		x

Regions Morgan Keegan
Select Limited Maturity
Government Fund					x	x						x			x

Regions Morgan Keegan
Select Fixed Income Fund					x	x	x			x	x	x			x

Regions Morgan Keegan
Select Intermediate
Tax Exempt Bond Fund					x			x		x	x	x	x	x

Regions Morgan Keegan
Select Balanced Fund	x	x	x		x	x	x			x		x			x

Regions Morgan Keegan
Select Mid Cap Value Fund	x	x	x	x			x	x

Regions Morgan Keegan
Select Value Fund	x		x	x			x	x

Regions Morgan Keegan
Select Growth Fund	x	x					x	x

Regions Morgan Keegan
Select Mid Cap Growth Fund	x	x		x			x	x

A more complete description of these risks can be found in the “Main Risks of Investing in the Funds” section.

Stock Market Risks. The value of equity securities in the Funds’ portfolios will fluctuate and, as a result, the Funds’ Share prices may decline suddenly or over a sustained period of time.

Growth Risks. Due to their high valuation, growth stocks are typically more volatile than value stocks.

Value Risks. Value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Company Size Risks. Generally, the smaller the market capitalization of a company, the less liquid its stock and the more volatile its price. Also, smaller companies are more likely to fail than companies with larger market capitalization.

Fixed Income Securities Risks. Prices of fixed income securities generally fall when interest rates rise.

Mortgage Backed Securities Risks. Mortgage backed securities are subject to the risks of prepayment. When homeowners prepay their mortgages in response to lower interest rates, the Funds will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Futures and Options Risks. Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in the Fund’s portfolio.

Sector Risks. Because the Funds may allocate relatively more assets to certain industry sectors than others, the Funds’ performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.

Money Market Risks. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Call Risks. The possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

Tax Risks. The risk that future legislative or court decision may materially affect the ability of the Fund to pay tax exempt dividends.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.

What are the Funds’ Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the shares of the Treasury Money Market Fund and Government Money Market Fund.

	Treasury Money Market Fund		Government Money Market Fund

						Class A	Class B	Class A
						Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.50%	0.50%	0.50%
Distribution (12b-1) Fee (3)	None	0.40%	None
Shareholder Services Fee (4)	0.25%	0.25%	None
Other Expenses	0.18%	0.18%	0.56%
Total Annual Fund Operating Expenses	0.93%	1.33%	1.06%

(1)
Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.

					Total Waivers of Fund Expenses	0.30%	0.45%	0.38%
Total Annual Fund Operating Expenses (after waivers)	0.63%	0.88%	0.68%
(2)
The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Treasury Money Market Fund and Government Money Market Fund (after the anticipated voluntary waiver) will be 0.20% and 0.15%, respectively for the fiscal year ending November 30, 2004.

				(3)
The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution fee to be paid by the Treasury Money Market Fund Class B Shares (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending November 30, 2004.

									(4)
The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee to be paid by the Government Money Market Fund (after the anticipated voluntary waiver) will be 0.22% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Regions Morgan Keegan Select Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Class A and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Class A and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Treasury Money Market Fund

Class A Shares:	$93	$290	$504	$1,120

Class B Shares:	$133	$415	$718	$1,579

Government Money Market Fund

Class A Shares:	$108	$337	$585	$1,294

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

	Limited Maturity Government Fund

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	0.25%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.21%	1.46%	1.96%	0.96%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for theperiod ending November 30, 2004.

Total Waiver of Fund Expenses	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses (after waiver)	1.01%	1.26%	1.76%	0.76%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.50% for the fiscal year ending November 30, 2004.

Example
The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return eachyear and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$568	$817	$1,085	$1,850

Expenses assuming no redemption:	$568	$817	$1,085	$1,850

Class B:

Expenses assuming redemption:	$649	$762	$997	$1,746

Expenses assuming no redemption:	$149	$462	$797	$1,746

Class C:

Expenses assuming redemption:	$299	$615	$1,057	$2,285

Expenses assuming no redemption:	$199	$615	$1,057	$2,285

Class I:

Expenses assuming redemption:	$98	$306	$531	$1,178

Expenses assuming no redemption:	$98	$306	$531	$1,178

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

	Fixed Income Fund

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemptionproceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.75%	0.70%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.22%	1.52%	1.97%	0.97%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for theperiod ending November 30, 2004.

Total Waiver of Fund Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses (after waiver)	0.97%	1.27%	1.72%	0.72%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid bythe Fund (after the anticipated voluntary waiver) will be 0.50% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$569	$820	$1,190	$1,861

Expenses assuming no redemption:	$569	$820	$1,190	$1,861

Class B:

Expenses assuming redemption:	$655	$780	$1,029	$1,813

Expenses assuming no redemption:	$155	$480	$829	$1,813

Class C:

Expenses assuming redemption:	$300	$618	$1,062	$2,296

Expenses assuming no redemption:	$200	$618	$1,062	$2,296

Class I:

Expenses assuming redemption:	$99	$309	$536	$1,190

Expenses assuming no redemption:	$99	$309	$536	$1,190

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class C and Class I Shares.

	Intermediate Tax Exempt Bond Fund

	Class A	Class C	Class I
	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.50%	0.50%	0.50%
Distribution (12b-1) Fee (3)	None	0.75%	None
Shareholder Services Fee	0.25%	0.25%	None
Other Expenses	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	1.13%	1.88%	0.88%
Total Contractual Waiver of Fund Expenses	0.00%	0.15%	0.00%
Total Annual Fund Operating Expenses (after contractual waiver)	1.13%	1.73%	0.88%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for theperiod ending November 30, 2004.

Total Waiver of Fund Expenses	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses (after waivers)	0.63%	1.23%	0.38%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid bythe Fund (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2004.

(3) Pursuant to the distribution (12b-1) fee contract, the distributor will waiver a portion of the distribution (12b-1) fee. The distributions (12b-1) fee to be paid by the Fund’sClass C Shares (after the contractual waiver) will be 0.60% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are after the contractual waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$313	$552	$810	$1,547

Expenses assuming no redemption:	$313	$552	$810	$1,547

Class C:

Expenses assuming redemption:	$276	$591	$1,016	$2,201

Expenses assuming no redemption:	$176	$591	$1,016	$2,201

Class I:

Expenses assuming redemption:	$90	$281	$488	$1,084

Expenses assuming no redemption:	$90	$281	$488	$1,084

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

		Balanced Fund

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.40%	1.70%	2.15%	1.15%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
Total Waiver of Fund Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses (after waiver)	1.35%	1.65%	2.10%	1.10%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$685	$969	$1,274	$2,137

Expenses assuming no redemption:	$685	$969	$1,274	$2,137

Class B:

Expenses assuming redemption:	$673	$836	$1,123	$2,009

Expenses assuming no redemption:	$173	$536	$923	$2,009

Class C:

Expenses assuming redemption:	$318	$673	$1,154	$2,483

Expenses assuming no redemption:	$218	$673	$1,154	$2,483

Class I:

Expenses assuming redemption:	$117	$365	$633	$1,398

Expenses assuming no redemption:	$117	$365	$633	$1,398

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

	Mid Cap Value Fund (Formerly, Strategic Equity Fund)

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.58%	1.88%	2.33%	1.33%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
Total Waiver of Fund Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses (after waiver)	1.53%	1.83%	2.28%	1.28%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$702	$1,021	$1,363	$2,325

Expenses assuming no redemption:	$702	$1,021	$1,363	$2,325

Class B:

Expenses assuming redemption:	$691	$891	$1,216	$2,201

Expenses assuming no redemption:	$191	$591	$1,016	$2,201

Class C:

Expenses assuming redemption:	$336	$727	$1,245	$2,666

Expenses assuming no redemption:	$236	$727	$1,245	$2,666

Class I:

Expenses assuming redemption:	$130	$406	$702	$1,545

Expenses assuming no redemption:	$130	$406	$702	$1,545

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

	Value Fund

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.31%	1.61%	2.06%	1.06%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
Total Waiver of Fund Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses (after waiver)	1.26%	1.56%	2.01%	1.01%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$676	$942	$1,229	$2,042

Expenses assuming no redemption:	$676	$942	$1,229	$2,042

Class B:

Expenses assuming redemption:	$664	$808	$1,076	$1,911

Expenses assuming no redemption:	$164	$508	$876	$1,911

Class C:

Expenses assuming redemption:	$309	$646	$1,108	$2,390

Expenses assuming no redemption:	$209	$646	$1,108	$2,390

Class I:

Expenses assuming redemption:	$108	$337	$585	$1,294

Expenses assuming no redemption:	$108	$337	$585	$1,294

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

		Growth Fund

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waiver) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.32%	1.62%	2.07%	1.07%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the period ending November 30, 2004.
Total Waiver of Fund Expenses	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses (after waiver)	1.27%	1.57%	2.02%	1.02%
(2) The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.75% for the fiscal year ending November 30, 2004.

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$677	$945	$1,234	$2,053

Expenses assuming no redemption:	$677	$945	$1,234	$2,053

Class B:

Expenses assuming redemption:	$665	$811	$1,081	$1,922

Expenses assuming no redemption:	$165	$511	$881	$1,922

Class C:

Expenses assuming redemption:	$310	$649	$1,114	$2,400

Expenses assuming no redemption:	$210	$649	$1,114	$2,400

Class I:

Expenses assuming redemption:	$109	$340	$590	$1,306

Expenses assuming no redemption:	$109	$340	$590	$1,306

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A, Class B, Class C and Class I Shares.

	Mid Cap Growth Fund (Formerly Aggressive Growth Fund)

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (Before Waivers) (1)
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee (2)	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.30%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	None
Other Expenses	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.30%	1.60%	2.05%	1.05%

Example

The following Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, Class C and Class I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B, Class C and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B, Class C and Class I Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption:	$675	$939	$1,224	$2,032

Expenses assuming no redemption:	$675	$939	$1,224	$2,032

Class B:

Expenses assuming redemption:	$663	$805	$1,071	$1,900

Expenses assuming no redemption:	$163	$505	$871	$1,900

Class C:

Expenses assuming redemption:	$308	$643	$1,103	$2,379

Expenses assuming no redemption:	$208	$643	$1,103	$2,379:

Class I:

Expenses assuming redemption:	$107	$334	$579	$1,283

Expenses assuming no redemption:	$107	$334	$579	$1,283

Main Risks of Investing in the Funds

General Risks. An investment in any of the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Loss of money is a risk of investing in any of the Regions Morgan Keegan Select Funds.

Stock Market Risks. The Funds are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small-and medium-capitalization companies and generally lower with large-capitalization companies.

Therefore, you should expect that investments in the GROWTH FUND, the VALUE FUND, the equity allocation in the BALANCED FUND, and, particularly, the MID CAP VALUE FUND and the MID CAP GROWTH FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest more in large-capitalization companies.

Growth Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Value Risks. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.

For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fixed Income Securities Risks. Risks of fixed income securities will impact the TREASURY MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, FIXED INCOME FUND, LIMITED MATURITY FUND, INTERMEDIATE TAX EXEMPT BOND FUND and the fixed income allocation in the BALANCED FUND. Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

In addition, longer term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

The credit quality of a debt security is based upon the issuer’s ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value (NAV) of a Fund holding the security to go down.

If interest rates decline, an issuer may repay a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Mortgage Backed Securities Risks. Mortgage backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.

Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage backed securities, as will mortgage foreclosures or defaults on the underlying obligations.

Futures and Options Risks. On behalf of a Fund, the Adviser may trade in options or futures in order to hedge the Fund’s portfolio against market shifts as well as to increase returns. However, if the Adviser does not correctly anticipate market movements or is unable to close an option or futures position due to conditions in the market, the Fund could lose money.

Funds that use options and futures contracts to protect their investments or increase their income take a risk that the prices of securities subject to the futures or options may not correlate with the prices of the securities in a Fund’s portfolio.

Sector Risks. When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund’s performance is closely tied to events in that industry. For example, the VALUE FUND is expected to be overweighted in the utility, energy, transportation, basic industry and financial sectors. The GROWTH FUND is expected to be overweighted in sectors of the economy that are experiencing the greatest growth, such as consumer services, consumer non-durables, consumer staples and technology. The MID CAP VALUE FUND is expected to be overweighted in the financial, industrial and consumer discretionary sectors of the economy. The MID CAP GROWTH FUND will emphasize rapidly growing sectors of the economy such as consumer services, healthcare, biotechnology and retail. The INTERMEDIATE TAX EXEMPT BOND FUND will focus its investments in municipal securities.

Money Market Risks. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities. A Fund can also be affected by the credit quality of the securities in its portfolio.

The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.

An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Tax Risks. Tax risk is the risk that future legislative or court decisions may materially affect the ability of a Fund to pay tax exempt dividends.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Any of these risks may have an adverse affect on a Fund’s total return or yield.

Principal Strategies

Government Money Market Fund. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in government investments.

The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted in accordance with its purpose, which is solely to comply with Rule 35d-1. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund’s portfolio will be 90 days or less.

The Fund’s Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall.

The Adviser selects securities used to lengthen or shorten the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Treasury Money Market Fund. The Fund invests primarily in short-term obligations of the U.S. Treasury and in repurchase agreements collateralized by U.S. Treasury obligations. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. Treasury investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund may also invest in short-term AAA-rated securities of other investment companies, and engage in when-issued and delayed-delivery transactions.

Consistent with the Fund’s AAA rating by Standard & Poor’s, the Fund will maintain an average maturity of 60 days or less.

The Fund’s primary objective is the production of current income while maintaining liquidity and stability of principal. To the extent that Fund income is derived from investments in U.S. Treasury securities, interest earned from the Fund may be exempt from state income taxation.

Limited Maturity Government Fund. The Fund invests in high-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Fund manager employs a “top down” strategy in selecting investment securities. Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund’s debt securities generally will be in the range of 1.5 to 3 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund’s effective duration. Likewise, when rising interest rates are expected, the duration of the Fund’s bond portfolio may be shortened.

Consistent with the Fund’s primary objective of producing current income, the Fund will focus on investment-grade fixed income securities with short-to intermediate-term maturities.

Fixed Income Fund. The Fund invests in high-grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. The Fund manager employs a “top down” strategy in selecting investment securities.

Key factors include economic trends, inflation expectations, interest rate momentum, and yield spreads. The Fund generally will invest in debt securities of the U.S. Treasury and government agencies, mortgage backed securities, and investment-grade corporate bonds. When investing in non-governmental securities, the Fund manager will conduct a thorough credit analysis of the issuer, and will compare current yield spreads to historical norms.

The average maturity of the Fund’s debt securities generally will be in the range of 3 to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Fund manager may choose to lengthen the Fund’s effective duration. Likewise, when rising interest rates are expected, the duration of the Fund’s bond portfolio may be shortened.

Consistent with the Fund’s primary objective of producing current income, the Fund will focus on investment-grade, intermediate-term, fixed income securities.

Intermediate Tax Exempt Bond Fund. The Fund invests its assets so that normally distributions will be exempt from the federal regular income tax. Interest from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

A primary consideration of the Fund will be to invest a large portion of the assets in securities of issuers located within the southern United States.

Key factors in the security selection process include regional economic trends and demographic patterns, national economic trends, interest rate momentum, and yield spreads. The Fund generally will invest a large portion of its assets in direct General Obligation Bonds consistent with the Adviser’s economic forecast. Revenue bonds will be used to add additional yield, particularly in periods of economic growth. While investing in these tax exempt securities, the Adviser will conduct a thorough credit analysis of the issuer and will compare current yield spreads to historical norms.

The average maturity of the Fund’s debt securities generally will be in the range of three to 10 years. When interest rates are at higher levels and lower rates are forecasted for the future, the Adviser may choose to lengthen the Fund’s effective duration. Likewise, when rising interest rates are expected, the duration of the Fund’s bond portfolio may be shortened and its allocation in revenue bonds increased.

The fixed income securities in which the Fund invests will have a minimum credit rating of “A” (Standard & Poor’s/Moody) at the time of purchase.

Because the Fund refers to tax exempt fixed income securities in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes is exempt from federal regular income tax and alternative minimum tax. This policy may not be changed without shareholder approval.

Balanced Fund. The Fund invests in both equity and fixed-income investments, and will maintain a minimum of 25% of Fund assets in each asset class. The remaining 50% of Fund assets may be allocated between stocks and bonds, at the discretion of the Fund manager.

The Fund’s equity allocation will focus on high-quality, companies. Using a blend of growth and value styles, the Fund manager seeks to identify companies which have clearly defined business strategies, produce revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock’s intrinsic value, and adjusts the Fund’s holdings accordingly. The Fund’s fixed income allocation focuses on intermediate-term debt securities, with an emphasis on U.S. Treasury and governmental agency issues. Corporate bond issues with a minimum credit rating of “A” (Standard & Poor’s/Moody’s) at the time of purchase may also be included as yield spreads become attractive.

Value Fund. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth. The Fund manager attempts to identify those sectors of the economy which, given the current phase of the business cycle, are likely to realize gains in Share prices as market valuation factors readjust over time. Selected sectors and companies will tend to possess price-to-earnings (P/E) and price-to-book ratios below broad market averages, while dividend yields generally will be higher than market averages. Common and preferred stocks are expected to produce dividends, and will generally possess market capitalizations of $1 billion or more.

Convertible securities of smaller companies may also be included in the Fund’s portfolio.

The Fund manager seeks to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cash-flows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock’s intrinsic value, and adjusts the Fund’s holdings accordingly.

Growth Fund. The Fund invests in the common stocks of companies expecting to achieve above-average growth in earnings. The Fund manager selects industry sectors which expect favorable earnings growth, given the current phase of the business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit large market capitalizations and above-average price/earnings (P/E), price-to-book, and return on assets ratios. Dividend yields may be lower than market averages, owing to the growth emphasis of the Fund.

In addition to seeking companies with above-average potential for growth, the Fund manager will seek to identify companies which have clearly defined business strategies, produce consistent revenue streams from an established customer base, enjoy significant market share in their respective industries, produce healthy cashflows, achieve consistent increases in sales, operating margins, and corporate earnings, and have experienced management teams with consistent records of delivering shareholder value. The Fund manager periodically reviews market prices in relation to the stock’s target price, and adjusts the Fund’s holdings accordingly.

Mid Cap Growth Fund. The Fund invests primarily in equities of medium-sized companies whose market capitalization ranges from $300 million to $10 billion.

The Fund manager selects industry sectors that are experiencing rapid growth based on the current state of the economy. Future growth prospects take precedence over current valuation levels in the stock selection process. Selected companies are expected to exhibit higher-than-average price/earnings (P/E) and price-to-book ratios. Dividends are not considered to be important in the stock selection process.

The Fund manager seeks to identify companies that have clearly established business strategies, achieve increases in revenues and market share, and exploit market inefficiencies and opportunities. The Fund manager periodically reviews market prices in relation to the stock’s target price, and adjust the Fund’s holdings accordingly.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Mid Cap Value Fund. The Fund invests its assets primarily in common stocks of mid-sized U.S. companies (i.e. companies whose market capitalizations fall within the range tracked by the Standard & Poor’s Midcap 400 Index at the time of purchase) that offer superior growth prospects or of companies whose stock is undervalued.

The Fund invests in common and preferred stocks of companies that are judged to be intrinsically undervalued in one of two ways: either the Shares are undervalued when compared to the underlying value of the firm’s assets; or the Shares are undervalued when compared to the growth prospects of the firm. The fund managers seek to identify companies which have clearly defined business strategies, enjoy significant or growing market share in their respective industries, historically produce healthy cash flows and have experienced management teams with consistent records of delivering shareholder value.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in mid-capitalization equity investments. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

Securities Descriptions

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer’s earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND invest.

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

Generally, investors in fixed income securities are creditors of the issuer. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer is entitled to redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

The following describes the types of tax exempt securities in which the INTERMEDIATE TAX EXEMPT BOND FUND may invest:

General Obligation Bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.

Private Activity Bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT. The INTERMEDIATE TAX EXEMPT BOND FUND may invest in bonds subject to AMT.

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.

Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher-ranking (senior) debt securities have a higher priority than lower-ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory payments.

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are “pass-through certificates.” An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against interest rate risk.

Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an investor. These notes are payable (in full or in part) on demand by either party, usually with one to seven days notice.

They generally pay a floating or variable interest rate, and the principal amount may be periodically increased or decreased at the investor’s option.

Portfolio Turnover. Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and impact Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund’s shareholders, are taxable to them.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, a Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g., commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily fail to meet its goal and forego greater investment returns for the safety of principal.

Investment Ratings for Investment Grade Securities. The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, S&P assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

How to Buy Shares

What Do Shares Cost? You can purchase, redeem, or exchange Shares any day the New York Stock Exchange is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV plus any applicable front-end sales charge. NAV is determined for the Funds (other than GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND is determined twice daily at 11:00 a.m. (Central Time) and 3:00 p.m. (Central Time).

To open an account with the Funds, the minimum initial investment for the Fund's Class A Shares, Class B Shares and Class C Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the Funds’ Systematic Investment Program (SIP), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing Funds account through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transaction.

Effective June 7, 2004, Class B Shares will no longer be made available for public investment.

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.

The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

Sales Charge When You Purchase (Class A Shares only)

Class A Shares. Class A Shares of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND are sold at NAV. Class A Shares of the BALANCED FUND, VALUE FUND, GROWTH FUND, MID CAP VALUE FUND and MID CAP GROWTH FUND are sold at NAV, plus a front end sales charge as listed below:

Amount of Transaction	Sales Charge as a % of Offering Price

Less than $50,000	5.50%

$50,000 but less than $100,000	4.50%

$100,000 but less than $250,000	3.75%

$250,000 but less than $500,000	2.50%

$500,000 but less than $1 million	2.00%

$1 million or more	NAV

Class A Shares of the LIMITED MATURITY GOVERNMENT FUND and FIXED INCOME FUND are sold at NAV, plus a front end sales charge as listed below:

Amount of Transaction	Sales Charge as a % of Offering Price

		Less than $100,000	4.50%

$100,000 but less than $250,000	3.75%

$250,000 but less than $500,000	3.00%

$500,000 but less than $1 million	2.00%

$1 million or more	NAV

Class A Shares of the INTERMEDIATE TAX EXEMPTBOND FUND are sold at NAV, plus a front end salescharge as listed below:

Amount of Transaction	Sales Charge as a % of Offering Price

		Less than $50,000	2.00%

$50,000 but less than $100,000	1.75%

$100,000 but less than $250,000	1.50%

$250,000 but less than $500,000	1.00%

$500,000 but less than $1 million	0.75%

$1 million or more[1]	NAV

1 A contingent deferred sales charge (CDSC) of 1.00% may apply. See “Sales Charge When You Redeem.”

The front end sales charge for Class A Shares may be eliminated or reduced at purchase if:

  you purchase Shares through financial intermediaries that do not receive sales charge dealer concessions;
  you have redeemed Shares from another broker dealer and invest the same amount or greater in the Funds provided that you paid a sales charge in connection with the purchase or redeeming of the Shares and further provided that the purchase of Shares is within 30 days of redemption;
  you are a Trust customer purchasing through Regions Morgan Keegan Trust;
  you purchase Shares through “wrap accounts”, asset allocation programs, or similar programs, under which clients may pay a fee for services;
  you purchase Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
  you sign a letter of intent to purchase a specific dollar amount of additional Shares within 13 months (all Funds except Treasury Money Market Fund and Government Money Market); or
  you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

Class I Shares: You will not be charged any sales charge when purchasing or redeeming these Shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Trust Administrator or Morgan Keegan Company Inc. (Morgan Keegan) financial advisor for information.

Dealer Concessions: The Funds, with the exception of the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND, may pay a dealer up to 100% of any sales charge imposed, which may be paid in the form of an advance. The dealer may be paid an advance commission for sales of the Class B or Class C Shares of the Regions Morgan Keegan Select Funds. Such payments may be in the form of cash or promotional incentives.

How Do I Purchase Shares? You may purchase Class A Shares, Class B Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may purchase Shares of a Fund through their local Trust Administrator.

You may purchase Shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase Shares of a Fund through a program of services offered or administered by a Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds’ prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day’s NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the Fund on the same day and the Fund receives payment on the same business day (in the case of GOVERNMENT MONEY MARKET FUND and TREASURY MONEY MARKET FUND) or the next business day for the other Funds. Each Fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. You are not the owner of Fund Shares (and therefore will not receive dividends) until payment for the Shares is received.

By Systematic Investment Program. Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

How to Exchange Shares

Exchange Privilege. You may exchange Shares of a Fund into Shares of the same class of another Fund without paying a sales charge by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. Texas residents must telephone Federated Securities Corp. at 1-800-356-2805 to exchange Shares. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The date of original purchase of exchanged Shares (Class B or Class C Shares) will be used for purposes of calculating the CDSC imposed upon redemption of exchanged-for-Shares.

You may exchange Class C Shares with Class B Shares of TREASURY MONEY MARKET FUND since there are no Class C Shares offered by that Fund.

You may exchange Shares between the Regions Morgan Keegan Select Funds (distributed by Federated Securities Corp.) and the Regions Morgan Keegan Select Funds (distributed by Morgan Keegan) at NAV.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

The Fund’s management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into the Funds should consult their tax advisers since the tax advantages of each Fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

By Telephone: Telephone exchange instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds’ Shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if they change telephone transaction privileges.

How to Redeem Shares

You may redeem your Fund Shares by several methods. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

You may redeem Class A Shares, Class B Shares, Class C Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Trust customers may redeem Shares of a Fund through their local Trust Administrator.

Sales Charge When You Redeem

Class A Shares (Purchase amount of $1 million or greater). A CDSC of 1.00% of the redemption amount applies to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares. Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

For the TREASURY MONEY MARKET FUND, no CDSC is imposed on Shares that had been originally purchased into the Fund. A CDSC may be charged if Shares were originally purchased in another Class B Shares or Class C Shares fluctuating NAV fund and have been subsequently exchanged into Class B Shares of the TREASURY MONEY MARKET FUND, depending upon the original purchase date.

Shares Held Up To:*	CDSC

1 year	5.00%

2 years	4.00%

3 years	3.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or greater	0.00%

*All purchases into the B Class of Shares on or after 12/1/01 will follow the new CDSC schedule as listed above.

Purchases made prior to 12/1/01 will follow the CDSC schedule as follows:

Shares Held Up To:	CDSC

1 year	3.00%

2 years	2.00%

3 years	1.00%

4 years	0.00%

Class C Shares. Redemptions of Class C Shares purchased before January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 18 months of the purchase. Redemptions of Class C Shares purchased after January 31, 2004 are subject to a 1.00% CDSC if the redemption is made within 12 months of the purchase.

You will not be charged a CDSC when redeeming Class B Shares and Class C Shares:

  if you are a Trust customer redeeming through Regions Morgan Keegan Trust;
  if you purchased Shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));
  on the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
  on Shares acquired through reinvestment of dividends and capital gains;
  if your redemption is a required distribution and you are over the age of 70 1/2 from an individual retirement account or other retirement plan;
  upon the death or disability of the last surviving shareholder(s) of the account;
  on Shares purchased prior to June 1, 1997; or
  if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement.
  when redeeming and directing the proceeds for purchase of Shares of a portfolio of Morgan Keegan Select Funds. It is your responsibility to inform the broker of your intention to exercise this option at the time of the redemption and purchase.
  you purchased Shares through “wrap accounts”, asset allocation programs, or similar programs, under which clients may pay a fee for services.

To keep the sales charge as low as possible, the Funds will sell your Shares in the following order:

  Shares that are not subject to a CDSC; and
  Shares held the longest.

Then, the CDSC is based on the NAV at the time you purchased or redeemed those Shares, whichever is lower.

To place a redemption order, Trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased Shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Systematic Withdrawal Program. You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares. You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

Checkwriting (Government Money Market Fund and Treasury Money Market Fund only). Checkwriting privileges may be available. Please contact your fund representative for details.

Telephone Instructions. Telephone redemption instructions must be received by your Investment Professional before 11 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or before 3:00 p.m. (Central Time) for all other Funds’ Shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

Mail Instructions. To redeem Shares by mail, written requests must be received in proper form and can be made through the Trust Department, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder’s name, Fund name and class of Shares, account number and the Share or dollar amount to be redeemed. It is the responsibility of the service provider to promptly submit redemption requests to the Fund.

Shareholders are encouraged to telephone the Trust Department, or Morgan Keegan for assistance in redeeming by mail.

Redemption requests for the Funds must be received by 11:00 a.m. (Central Time) for the GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for Shares to be redeemed at that day’s NAV.

Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent or wired to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 90 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when your trade activity or amount adversely impacts a Fund’s ability to manage its assets.

Distribution of Fund Shares

Federated Securities Corp., a subsidiary of Federated Investors, Inc., (Federated) is the principal distributor for Shares of the Funds and a number of other investment companies. The Distributor may offer certain items of nominal value from time to time to any shareholder or investor in connection with the sale of Fund Shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon Shares owned by their clients or customers. These services include general marketing services distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the Funds’ Shares.

Rule 12b-1 Plan (Class B Shares and Class C Shares).

The Funds have adopted a Rule 12b-1 Plan on behalf of the Class B Shares and Class C Shares of the Funds. The 12b-1 fee paid by each Class is as follows:

	12b-1 Fee Paid	12b-1 Fee Paid
	as a Percentage	as a Percentage
	of Class B	of Class C
Fund	Shares Assets	Shares Assets

Treasury Money
Market Fund	0.40%	N/A

Limited Maturity
Government Fund	0.25%	0.75%

Fixed Income Fund	0.30%	0.75%

Intermediate Tax
Exempt Bond Fund	N/A	0.75%

Balanced Fund	0.30%	0.75%

Mid Cap Value Fund	0.30%	0.75%

Value Fund	0.30%	0.75%

Growth Fund	0.30%	0.75%

Mid Cap
Growth Fund	0.30%	0.75%

The Distributor and financial intermediaries are paid a 12b-1 fee for the sale, distribution and customer servicing of Class B Shares and Class C Shares of the Funds. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Account and Share Information

Confirmation and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). The GOVERNMENT MONEY MARKET FUND and the TREASURY MONEY MARKET FUND sends you monthly confirmations to report all transactions including dividends paid during the month. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains

Fund	Dividends Declared and Paid

Balanced Fund	quarterly
Value Fund	quarterly
Growth Fund	quarterly
Mid Cap Growth Fund	quarterly
Mid Cap Value Fund	quarterly
Fixed Income Fund	daily/monthly
Limited Maturity
Government Fund	daily/monthly
Intermediate Tax
Exempt Bond Fund	daily/monthly

Government Money
Market Fund	daily/monthly
Treasury Money Market Fund	daily/monthly

Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem Shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

Before Shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional Shares to meet the minimum.

Share Certificates. The Funds do not issue share certificates.

Tax Information

Federal Income Tax. The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.

It is anticipated that Intermediate Tax Exempt Bond Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

The other Funds distribute taxable dividends and capital gains. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Fund distributions are expected to be primarily dividends for the GOVERNMENT MONEY MARKET FUND, TREASURY MONEY MARKET FUND, LIMITED MATURITY GOVERNMENT FUND and INTERMEDIATE TAX EXEMPT BOND FUND, and both dividends and capital gains for all other Funds.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Regions Morgan Keegan Select Funds Information

Management of the Funds. The Board of Trustees governs the Trust. The Board selects and oversees the Adviser. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 417 North 20th Street, 15th Floor, Birmingham, Alabama, 35203.

Adviser Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets as follows:

FUND	ADVISER FEE

GOVERNMENT MONEY MARKET FUND	0.50%

TREASURY MONEY MARKET FUND	0.50%

INTERMEDIATE TAX EXEMPT BOND FUND	0.50%

LIMITED MATURITY GOVERNMENT FUND	0.70%

FIXED INCOME FUND	0.75%

MID CAP GROWTH FUND	0.75%

GROWTH FUND	0.80%

BALANCED FUND	0.80%

VALUE FUND	0.80%

MID CAP VALUE FUND	0.80%

The Adviser has the discretion to voluntarily waive The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time at its sole discretion.

Adviser’s Background. Founded in 1986, the Adviser is an indirect, wholly owned subsidiary of Regions Financial Corp., a bank holding company organized under the laws of the State of Delaware. As of December 31, 2003, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States. Morgan Keegan and Company, which is an affiliate of the Adviser, is the Funds’ transfer agent and receives a fee for services. Regions Bank and Retirement Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed. The Adviser also serves as investment adviser to the other portfolios of the Funds and to Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of four portfolios. The Adviser has, as of December 31, 2003, more than $8.2 billion in total assets under management.

Investment Subadviser to the Mid Cap Value Fund.

Channing Capital Management, Inc. (CCM), whose address is 10 South LaSalle Street, Suite 2650, Chicago, IL, 60603, serves as the subadviser to the Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Adviser and the Fund. Under the subadvisory agreement, CCM manages the Fund, selects investments, and places orders for purchases and sales of securities subject to the general supervision of the Board and the Adviser in accordance with the Fund's investment objectives, policies, and restrictions. Through its portfolio management team, CCM makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Fund.

Performance Information for Predecessor Collective Trust Fund

Class B Shares of the MID CAP GROWTH FUND are the successor to the portfolio of a collective trust fund managed by the Adviser since June 30, 1993. The Adviser has represented that the Fund’s investment objective, policies and limitations are all in material respects equivalent to those of the collective trust fund.

Class B Shares’ average annual compounded total returns for the one-, three-, five- and 10-year periods ended December 31, 2003, reflecting the contingent deferred sales charge (See the section entitled “How to Buy Shares — What Do Shares Cost” in this prospectus) were 34.13%, 2.16%, 15.42% and 16.37%, respectively. Class B Shares’ average annual compounded total returns for the one-, three-, five-, and 10-year periods ended December 31, 2003, without reflecting the contingent deferred sales charge were 39.13%, 3.11%, 15.65% and 16.37%, respectively. The quoted performance data includes the performance of the collective trust fund for periods before the Fund’s registration statement became effective and reflects projected Fund expenses absent waivers. The past performance data shown above is no guarantee of the Fund’s future performance. The collective trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely effected.

Regions Morgan Keegan Select Funds Personnel

Carter E. Anthony, CFA	President and Chief	Responsible for the comprehensive investment policy for
	Investment Officer	Morgan Asset Management. Experience: Over thirty years in
	Morgan Asset Management	the management and research of fixed income and equity
investments for insurance company and trust assets.
Education: B.S. Economics, University of Alabama, 1967;
B.A. Accounting, University of West Florida, 1972; M.B.A.
University of Alabama at Birmingham, 1977; M.S. Ed.,
Counseling, 1980; Graduate of the School of Mortgage
Banking, Northwestern University, 1975; Fellow, Life
Management Institute-Investments, 1977; Chartered
Financial Analyst, 1984.

Craig S. Harris, CFA	Senior Fund Manager and	Responsible for the day to day management of the Value
	Chairman, Strategy Group,	Fund. Directs and reports the long-term strategy for the
	Morgan Asset Management	company. Experience: Thirteen years in trust, investment
	Value Fund	management and research administration for the fixed
income funds in the Regions Education: B.S. Business
Administration and Finance, Bellhaven College, 1989;
Graduate of the Southern Trust School, 1996. Chartered
Financial Analyst, 1997.

John B. Norris, V	Senior Fund Manager and	Responsible for the day to day management of the money
	Senior Fixed Income	market and fixed income funds. Directs the long-term fixed
	Strategist, Economist	income strategy. Also, reports and writes all of the
	Morgan Asset Management	company’s economic findings. Experience: Twelve years in
	Treasury Money Market Fund,	the management and research of money market and fixed
	Government Money Market	income investments. Education: B.A. History, Wake Forest
	Fund, Limited Maturity	University, 1990; M.B.A. University of Baltimore, 1994;
	Fund, Fixed Income Fund,	Member of the Institute of Certified Investment
	Intermediate Tax Exempt	Management
Bond Fund, Balanced Fund
(Fixed Income Allocation)

Peyton I. Diliberto	Portfolio Manager	Responsible for the day to day management and
	Morgan Asset Management	transactions in the money market funds. Experience: Four
	Treasury Money Market	years in investment management, research and banking.
	Fund, Government Money	Education: B.S. Finance, University of Alabama at
	Market Fund	Birmingham, 1999.

Charles A. Murray, CFA	Senior Fund Manager and	Responsible for the day to day management of the Growth
	Senior Equity Strategist	Fund, Mid Cap Growth Fund, Capital Growth Fund and
	Morgan Asset Management	the Balanced Fund (Equity Allocation). He is also the
	Growth Fund, Mid Cap	company’s semiconductor analyst. Experience: Over thirty
	Growth Fund, Balanced	years in investment management, research and banking.
	Fund (Equity Allocation),	Education: B.S. Finance, University of Alabama, 1970;
	Capital Growth Fund	Chartered Financial Analyst, 1993.

David B. Rees, Jr., CFA	Senior Fund Manager	Responsible for the day to day management of the Value
	Morgan Asset Management	Fund; Member, Strategy Group. Experience: Nine years in
	Value Fund	brokerage, investment management and research.
Education: B.S. Finance, Auburn University, 1992; M.B.A.
Auburn University, 1994; Chartered Financial Analyst, 2001.

David P. McGrath	Senior Fund Manager	Responsible for the day to day management of the
	Morgan Asset Management	Growth Fund, Mid Cap Growth Fund, Capital Growth Fund
	Growth Fund, Mid Cap	and the Balanced Fund (Equity Allocation);
	Growth Fund, Balanced	Member, Strategy Group. Experience: Nine years in
	Fund (Equity Allocation),	investment management and research. Education:
	Capital Growth Fund	B.S. Finance, University of Memphis, 1995; M.B.A.
Bryant College, 1998.

Lee S. Cox, CMFC	Vice President and	Responsible for the day to day sales and marketing of the
	Sales Manager Regions	Regions Morgan Keegan Select Family of Funds. Experi-
	Morgan Keegan Select Funds	ence: Fourteen years in sales and marketing of investment
management and mutual fund products. Four years as a leg-
islative aide to former Senator Howell Heflin (D. Ala.).
Education: B.A. Christian Ministries, Asbury College, 1984;
M.A. Public Policy, Regent University, 1986; Chartered
Mutual Fund Counselor, 2000.

Channing Capital Management, Inc. Personnel

Eric T. McKissack, CFA	Co-founder and	Responsible for the day to day management of the Mid Cap
	Chief Investment Officer	Value Fund. Over twenty years in investment management
and research. Education: B.S. Management, Massachusetts
Institute of Technology; Chartered Financial Analyst.

Financial Highlights

The Financial Highlights will help you understand a Fund’s financial performance for its past five years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on a investment in a Fund, assuming reinvestment of any dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ audited financial statements is included in the Annual Report.

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions	Net Asset Value, end of period				Expense waiver/ reimbursement(2)	Net Assets, end of period (000 omitted)

									Ratios to average net assets
											Net investment income
									Total return(1)					Portfolio turnover
										Expenses

Treasury Money Market Fund—Class A Shares
1999	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	4.21%	0.44%	4.12%	0.25%	$493,350	—
2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.50%	0.42%	5.37%	0.25%	$536,668	—
2001	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.99%	0.42%	3.86%	0.25%	$689,884	—
2002	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.11%	0.66%	1.10%	0.25%	$779,770	—
2003	$1.00	0.00(3)	—	0.00(3)	(0.00)(3)	—	(0.00)(3)	$1.00	0.47%	0.66%	0.47%	0.25%	$764,892	—

Treasury Money Market Fund—Class B Shares
1999	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.94%	0.70%	3.89%	0.39%	$119,898	—
2000	$1.00	0.05	—	0.05	(0.05)	—	(0.05)	$1.00	5.24%	0.67%	5.13%	0.65%	$125,427	—
2001	$1.00	0.04	—	0.04	(0.04)	—	(0.04)	$1.00	3.73%	0.67%	3.64%	0.25%	$114,220	—
2002	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.85%	0.91%	0.85%	0.40%	$118,163	—
2003	$1.00	0.00(3)	—	0.00(3)	(0.00)(3)	—	(0.00)(3)	$1.00	0.22%	0.90%	0.25%	0.41%	$64,868	—

Government Money Market—Class A Shares
2002(4)	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	1.36%	0.38%(5)	1.37%(5)	0.65%(5)	$73,357	—
2003	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.79%	0.38%	0.79%	0.60%	$67,578	—

Limited Maturity Government Fund—Class A Shares
1999	$10.07	0.46	(0.20)	0.26	(0.46)	(0.01)	(0.47)	$9.86	2.64%	0.82%	4.66%	0.19%	$66,678	22%
2000	$9.86	0.53	0.10	0.63	(0.52)	—	(0.52)	$9.97	6.62%	0.79%	5.35%	0.20%	$68,949	70%
2001	$9.97	0.50	0.35	0.85	(0.50)	—	(0.50)	$10.32	8.74%	0.79%	4.97%	0.20%	$126,065	54%
2002	$10.32	0.39(6)	0.01(6)	0.40	(0.40)	(0.01)	(0.41)	$10.31	3.95%	0.99%	3.65%(6)	0.20%	$144,274	53%
2003	$10.31	0.27(7)	(0.16)	0.11	(0.30)	(0.01)	(0.31)	$10.11	1.14%	1.00%	2.67%	0.20%	$168,969	63%

Limited Maturity Government Fund—Class B Shares
1999	$10.07	0.45	(0.21)	0.24	(0.44)	(0.01)	(0.45)	$9.86	2.39%	1.07%	4.41%	0.19%	$46,679	22%
2000	$9.86	0.48	0.13	0.61	(0.50)	—	(0.50)	$9.97	6.36%	1.04%	5.09%	0.20%	$45,202	70%
2001	$9.97	0.50	0.33	0.83	(0.48)	—	(0.48)	$10.32	8.47%	1.04%	4.72%	0.20%	$14,372	54%
2002	$10.32	0.33(6)	0.05(6)	0.38	(0.38)	(0.01)	(0.39)	$10.31	3.70%	1.24%	3.39%(6)	0.25%	$14,977	53%
2003	$10.31	0.25(7)	(0.16)	0.09	(0.28)	(0.01)	(0.29)	$10.11	0.89%	1.25%	2.44%	0.20%	$12,415	63%

Limited Maturity Government Fund—Class C Shares
2002(8)	$10.26	0.30(6)	0.08(6)	0.38	(0.32)	(0.01)	(0.33)	$10.31	3.56%	1.74%(5)	3.22%(5,6)	0.20%(5)	$10	53%
2003	$10.31	0.19(7)	(0.15)	0.04	(0.23)	(0.01)	(0.24)	$10.11	0.38%	1.75%	1.88%	0.20%	$164	63%

Fixed Income Fund—Class A Shares
1999	$10.61	0.53	(0.51)	0.02	(0.53)	—	(0.53)	$10.10	0.24%	0.73%	5.18%	0.23%	$215,281	18%
2000	$10.10	0.59	0.17	0.76	(0.59)	—	(0.59)	$10.27	7.78%	0.71%	5.84%	0.25%	$205,169	45%
2001	$10.27	0.55	0.55	1.10	(0.55)	—	(0.55)	$10.82	10.91%	0.71%	5.16%	0.25%	$241,393	51%
2002	$10.82	0.46	0.28	0.74	(0.46)	—	(0.46)	$11.10	6.96%	0.97%	4.19%	0.25%	$255,280	50%
2003	$11.10	0.41	(0.06)	0.35	(0.41)	(0.02)	(0.43)	$11.02	3.16%	0.97%	3.65%	0.25%	$316,857	72%

Fixed Income Fund—Class B Shares
1999	$10.61	0.51	(0.51)	—	(0.51)	—	(0.51)	$10.10	(0.01)%	0.98%	4.95%	0.23%	$48,641	18%
2000	$10.10	0.56	0.17	0.73	(0.56)	—	(0.56)	$10.27	7.51%	0.96%	5.60%	0.25%	$54,365	45%
2001	$10.27	0.52	0.55	1.07	(0.52)	—	(0.52)	$10.82	10.64%	0.96%	4.89%	0.25%	$34,206	51%
2002	$10.82	0.42	0.28	0.70	(0.42)	—	(0.42)	$11.10	6.65%	1.27%	3.88%	0.25%	$31,180	50%
2003	$11.10	0.37	(0.05)	0.32	(0.38)	(0.02)	(0.40)	$11.02	2.86%	1.27%	3.36%	0.25%	$26,691	72%

Fixed Income Fund—Class C Shares
2002(4)	$10.82	0.37	0.28	0.65	(0.37)	—	(0.37)	$11.10	6.15%	1.72%(5)	3.33%(5)	0.25%(5)	$327	50%
2003	$11.10	0.32	(0.05)	0.27	(0.33)	(0.02)	(0.35)	$11.02	2.40%	1.72%	2.90%	0.25%	$916	72%

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital	Total distributions	Net Asset Value, end of period	Total return(1)	Ratios to average net assets			Net Assets, end of period (000 omitted)	Portfolio turnover
											Expenses	Net investment income (loss)	Expense waiver/ reimbursement(2)

Balanced Fund—Class A Shares
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)	—	(0.85)	$15.97	10.14%	1.04%	2.42%	0.05%	$15,868	23%
2000	$15.97	0.41	(0.59)	(0.18)	(0.41)	(0.45)	—	(0.86)	$14.93	(1.30)%	1.01%	2.64%	0.05%	$12,135	41%
2001	$14.93	0.36	(0.73)	(0.37)	(0.38)	(0.11)	—	(0.49)	$14.07	(2.42)%	1.07%	2.57%	0.05%	$92,980	70%
2002	$14.07	0.24(7)	(0.93)	(0.69)	(0.24)	(0.26)	—	(0.50)	$12.88	(4.99)%	1.30%	1.83%	0.05%	$92,530	82%
2003	$12.88	0.20(7)	0.68	0.88	(0.22)	—	—	(0.22)	$13.54	6.92%	1.35%	1.58%	0.05%	$96,192	98%

Balanced Fund—Class B Shares
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)	—	(0.81)	$15.96	9.82%	1.29%	2.17%	0.05%	$167,037	23%
2000	$15.96	0.37	(0.59)	(0.22)	(0.37)	(0.45)	—	(0.82)	$14.92	(1.54)%	1.26%	2.39%	0.05%	$157,419	41%
2001	$14.92	0.39	(0.80)	(0.41)	(0.34)	(0.11)	—	(0.45)	$14.06	(2.68)%	1.31%	2.32%	0.05%	$58,086	70%
2002	$14.06	0.19(7)	(0.92)	(0.73)	(0.17)	(0.26)	—	(0.43)	$12.90	(5.32)%	1.60%	1.44%	0.05%	$36,824	82%
2003	$12.90	0.16(7)	0.67	0.83	(0.19)	—	—	(0.19)	$13.54	6.55%	1.65%	1.28%	0.05%	$32,570	98%

Balanced Fund—Class C Shares
2002(9)	$13.67	0.13(7)	(0.82)	(0.69)	(0.08)	—	—	(0.08)	$12.90	(5.31)%	2.05%(5)	1.24%(5)	0.05%(5)	$612	82%
2003	$12.90	0.10(7)	0.67	0.77	(0.13)	—	—	(0.13)	$13.54	6.07%	2.10%	0.81%	0.05%	$978	98%

Strategic Equity Fund—Class A Shares
2003(10)	$10.00	0.00(3,7)	1.27	1.27	—	—	—	—	$11.27	12.70%	1.38%(5)	0.03%(5)	0.05%(5)	$68,034	126%

Strategic Equity Fund—Class B Shares
2003(10)	$10.00	(0.02)(7)	1.27	1.25	—	—	—	—	$11.25	12.50%	1.68%(5)	(0.27)%(5)	0.05%(5)	$6	126%

Strategic Equity Fund—Class C Shares
2003(10)	$10.00	(0.06)(7)	1.31	1.25	—	—	—	—	$11.25	12.50%	2.13%(5)	(0.72)%(5)	0.05%(5)	$4	126%

Value Fund—Class A Shares
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)	—	(2.26)	$15.93	5.76%	0.97%	1.02%	0.05%	$205,198	69%
2000	$15.93	0.16	(0.17)	(0.01)	(0.16)	(0.54)	—	(0.70)	$15.22	0.00%	0.96%	1.08%	0.05%	$192,426	41%
2001	$15.22	0.21	(1.27)	(1.06)	(0.22)	—	—	(0.22)	$13.94	(6.96)%	0.98%	1.41%	0.05%	$214,667	128%
2002	$13.94	0.12	(1.71)	(1.59)	(0.13)	—	(0.00)(3,11)	(0.13)	$12.22	(11.47)%	1.23%	0.89%	0.05%	$196,423	163%
2003	$12.22	0.08(7)	0.90	0.98	(0.07)	—	—	(0.07)	$13.13	8.12%	1.25%	0.68%	0.05%	$209,319	231%

Value Fund—Class B Shares
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)	—	(2.22)	$15.92	5.51%	1.22%	0.77%	0.05%	$77,325	69%
2000	$15.92	0.13	(0.17)	(0.04)	(0.13)	(0.54)	—	(0.67)	$15.21	(0.25)%	1.21%	0.83%	0.05%	$73,215	41%
2001	$15.21	0.24	(1.33)	(1.09)	(0.18)	—	—	(0.18)	$13.94	(7.15)%	1.23%	1.16%	0.05%	$31,163	128%
2002	$13.94	0.08	(1.72)	(1.64)	(0.06)	—	(0.00)(3,11)	(0.06)	$12.24	(11.81)%	1.53%	0.57%	0.05%	$26,588	163%
2003	$12.24	0.05(7)	0.90	0.95	(0.05)	—	—	(0.05)	$13.14	7.81%	1.55%	0.38%	0.05%	$23,960	231%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.
(3)	Represents less than $0.01.
(4)	Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.
(5)	Computed on an annualized basis.
(6)	Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was as follows:

Increase (Decrease)	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets

Class A	$(0.02)	$0.02	(0.18)%
Class B	$(0.02)	$0.02	(0.18)%
Class C	$(0.02)	$0.02	(0.18)%

Per share, ratios and supplemental date for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(7)	Based on average shares outstanding.
(8)	Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.
(9)	Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002..
(10)	Reflects operations for the period from December 9, 2002 (date of initial public investment) to November 30, 2003.
(11)	Represents a return of capital for federal income tax purposes.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital	Total distributions	Net Asset Value, end of period	Total return(1)				Net Assets, end of period (000 omitted)	Portfolio turnover

											Ratios to average net assets
											Expenses	Net investment income (loss)	Expense waiver/ reimbursement(2)

Value Fund—Class C Shares
2002(3)	$13.35	0.02	(1.14)	(1.12)	(0.02)	—	(0.00)(4,5)	(0.02)	$12.21	(8.80)%	1.98%(6)	0.21%(6)	0.05%(6)	$55	163%
2003	$12.21	0.00(4,7)	0.92	0.92	(0.00)(4)	—	—	(0.00)(4)	$13.13	7.55%	2.00%	0.04%	0.05%	$368	231%

Growth Fund—Class A Shares
1999	$20.08	0.03	5.18	5.21	(0.01)	(1.73)	—	(1.74)	$23.55	27.42%	0.94%	0.05%	0.05%	$376,940	20%
2000	$23.55	(0.07)	(2.68)	(2.75)	—	(0.42)	—	(0.42)	$20.38	(11.97)%	0.92%	(0.28)%	0.05%	$294,824	37%
2001	$20.38	(0.03)	(4.20)	(4.23)	—	(0.88)	—	(0.88)	$15.27	(21.59)%	1.02%	(0.09)%	0.05%	$306,923	47%
2002	$15.27	(0.01)(7)	(2.23)	(2.24)	(0.00)(4)	—	—	(0.00)(4)	$13.03	(14.65)%	1.28%	(0.06)%	0.05%	$271,852	112%
2003	$13.03	(0.03)(7)	2.04	2.01	—	—	—	—	$15.04	15.43%	1.27%	(0.23)%	0.05%	$319,180	44%

Growth Fund—Class B Shares
1999	$20.08	(0.03)	5.17	5.14	—	(1.73)	—	(1.73)	$23.49	27.07%	1.19%	(0.20)%	0.05%	$320,921	20%
2000	$23.49	(0.12)	(2.66)	(2.78)	—	(0.42)	—	(0.42)	$20.29	(12.13)%	1.17%	(0.53)%	0.05%	$321,305	37%
2001	$20.29	(0.13)	(4.12)	(4.25)	—	(0.88)	—	(0.88)	$15.16	(21.79)%	1.27%	(0.34)%	0.05%	$138,655	47%
2002	$15.16	(0.05)(7)	(2.21)	(2.26)	—	—	—	—	$12.90	(14.91)%	1.58%	(0.36)%	0.05%	$92,854	112%
2003	$12.90	(0.07)(7)	2.01	1.94	—	—	—	—	$14.84	15.04%	1.57%	(0.53)%	0.05%	$97,142	44%

Growth Fund—Class C Shares
2002(8)	$15.46	(0.09)(7)	(2.42)	(2.51)	—	—	—	—	$12.95	(16.88)%	2.03%(6)	(0.81)%(6)	0.05%(6)	$139	112%
2003	$12.95	(0.15)(7)	2.04	1.89	—	—	—	—	$14.84	14.59%	2.02%	(1.06)%	0.05%	$1,072	44%

Aggressive Growth Fund—Class A Shares
2000(9)	$17.62	0.08	(0.69)	(0.61)	—	—	—	—	$17.01	(3.46)%	0.98%(6)	1.07%(6)	—	$101,056	118%
2001	$17.01	0.03	0.64	0.67	(0.10)	(3.92)	—	(4.02)	$13.66	3.91%	1.07%	0.24%	—	$144,726	81%
2002	$13.66	(0.05)(7)	(1.60)	(1.65)	(0.02)	—	—	(0.02)	$11.99	(12.07)%	1.30%	(0.42)%	—	$114,660	126%
2003	$11.99	(0.11)(7)	3.61	3.50	—	—	—	—	$15.49	29.19%	1.33%	(0.82)%	—	$175,867	49%

Aggressive Growth Fund—Class B Shares
1999(10)	$10.00	—	3.20	3.20	—	(0.62)	—	(0.62)	$12.58	33.17%	1.19%(6)	(0.11)%(6)	—	$95,992	64%
2000	$12.58	0.13	4.64	4.77	—	(0.34)	—	(0.34)	$17.01	38.66%	0.98%	0.55%	—	$83,204	118%
2001	$17.01	0.02	0.63	0.65	(0.10)	(3.92)	—	(4.02)	$13.64	3.76%	1.24%	0.05%	—	$47,901	81%
2002	$13.64	(0.09)(7)	(1.60)	(1.69)	—	—	—	—	$11.95	(12.39)%	1.60%	(0.72)%	—	$53,435	126%
2003	$11.95	(0.14)(7)	3.58	3.44	—	—	—	—	$15.39	28.79%	1.63%	(1.11)%	—	$68,758	49%

Aggressive Growth Fund—Class C Shares
2002(8)	$13.71	(0.12)(7)	(1.67)	(1.79)	—	—	—	—	$11.92	(14.06)%	2.05%(6)	(1.18)%(6)	—	$259	126%
2003	$11.92	(0.21)(7)	3.58	3.37	—	—	—	—	$15.29	28.27%	2.08%	(1.62)%	—	$1,825	49%

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.
(3)	Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.
(4)	Represents less than $0.01.
(5)	Represents a return of capital for federal income tax purposes.
(6)	Computed on an annualized basis.
(7)	Based on average shares outstanding.
(8)	Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.
(9)	Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.
(10)	Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

Regions Morgan Keegan Select Funds

A Preliminary Statement of Additional Information (SAI) dated June 1, 2004, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To obtain the preliminary SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or a Fund at 1-877-757-7424.

You can obtain information about a Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Regions Morgan Keegan Select Funds
417 North 20th Street
15th Floor
P.O. Box 10247 (Zip code: 35202)
Birmingham, Alabama 35203
1-877-757-7424
Federated Securities Corp.
Distributor
Investment Company Act File No. 811-6511

Regions Morgan Keegan Select
Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select
Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select
Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Selec
Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select
Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select
Fixed Income Fund Class C Shares	RMKGX	75913Q779
Regions Morgan Keegan Select
Government Money Market Fund Class A Shares	RMKXX	75913Q829
Regions Morgan Keegan Select
Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select
Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select
Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class A Shares	RTEAX	75913Q571
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class C Shares	RTESX	75913Q563
Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund Class I Shares	RTEIX	75913Q555
Regions Morgan Keegan Select
Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select
Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select
Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select
Mid Cap Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select
Mid Cap Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select
Mid Cap Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select
Mid Cap Value Fund Class A Shares	RSEFA	75913Q613
Regions Morgan Keegan Select
Mid Cap Value Fund Class B Shares	RSEFB	75913Q597
Regions Morgan Keegan Select
Mid Cap Value Fund Class C Shares	RSEFB	75913Q589
Regions Morgan Keegan Select
Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select
Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select
Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select
Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select
Value Fund Class C Shares	RMKVX	75913Q787

Federated Securities Corp., Distributor
007576 (6/04)

TRU160

PART C.  OTHER INFORMATION.

Item 23.   Exhibits
           (a)  (i)       Conformed copy of Restatement
                          and Amendment No. 9 to the
                          Declaration of Trust of the
                          Registrant; (17)
                (ii)      Conformed copy of Amendment
                          No. 10 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (iii)     Conformed copy of Amendment
                          No. 11 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (iv)      Conformed copy of Amendment
                          No. 12 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (19)
                (v)       Conformed copy of Amendment
                          No. 13 to the Amended and
                          Restated Declaration of Trust
                          of the Registrant; (23)
           (b)  (i)       Copy of By-Laws of the
                          Registrant; (1)
                (ii)      Copy of Amendment Nos. 1 through
                          4 to the By-Laws of the
                          Registrant; (13)
                (iii)     Copy of Amendment No. 5 to the
                          By-Laws of the Registrant; (22)
           (c)            Copy of Specimen Certificate
                          for Shares of Beneficial
                          Interest of the Registrant; (4)
           (d)  (i)       Conformed copy of Investment
                          Advisory Agreement of the
                          Registrant; (24)
           (e)  (i)       Conformed copy of
                          Distributor's Contract of the
                          Registrant, including
                          conformed copies of Exhibits
                          A, B, and C; (7)
                (ii)      Conformed Copy of Exhibit D to
                          the Distributor's Contract of
                          the Registrant; (11)
                (iii)     Conformed copies of Exhibits E
                          and F to the Distributor's
                          Contract of the Registrant;
                          (13)
                (iv)      Conformed copy of Exhibit G to
                          the Distributor's Contract of
                          the Registrant; (15)
                (v)       Conformed copy of Exhibit H to
                          the Distributor's Contract of
                          the Registrant; (17)
                (vi)      Conformed copies of Exhibits I
                          and J to the Distributor's
                          Contract of the Registrant;
                          (19)
                (vii)     Conformed copy of Exhibit K to
                          the Distributor's Contract of
                          the Registrant; (23)
                (viii)    Conformed copy of Exhibit L to
                          the Distributor's Contract of
                          the Registrant; (23)
                (ix)      Conformed copy of Exhibit M to
                          the Distributor's Contract of
                          the Registrant; (23)
                (x)       Conformed copy of Amendment to
                          Distributor's Contract of the
                          Registrant; (19)

                (xi)      Conformed copy of Mutual Funds
                          Sales and Service Agreement
                          among Federated Securities
                          Corp., Federated Shareholder
                          Services and Regions Morgan
                          Keegan Select Funds; (23)
           (f)            Not applicable;
           (g)  (i)       Conformed copy of Custodian
                          Contract of the Registrant;
                          (4)
                (ii)      Conformed copy of Amendment to
                          the Custodian Contract of the
                          Registrant between Regions
                          Funds and Regions Bank; (18)
                (iii)     Conformed copy of Amendment to
                          the Custodian Contract of the
                          Registrant; (23)
           (h)  (i)       Conformed copy of Agreement
                          for Administrative Services
                          and Transfer Agency Services;
                          (19)
                (ii)      Copy of Amendment No. 1 to the
                          Agreement for Administrative
                          Services and Transfer Agency
                          Services; (20)
                (iii)     Copy of Amendment No. 2 to the
                          Agreement for Administrative
                          Services and Transfer Agency
                          Services; (23)
                (iv)      Conformed copy of Shareholder
                          Services Agreement; (13)
                (v)       Conformed copy of Amendment
                          No. 1 to Exhibit A to the
                          Shareholder Services
                          Agreement; (23)
                (vi)      Conformed Copy of Transfer
                          Agency and Services Agreement;
                          (22)
                (vii)     Conformed Copy of Amendment No.
                          1 to the Transfer Agency and
                          Services Agreement; (24)
                (viii)    Conformed copy of
                          Sub-Administration Services
                          Agreement, dated December 1,
                          2001, between the Registrant and
                          Regions Bank; (23)
                (ix)      Conformed Copy of Financial
                          Administration and Accounting
                          Services Agreement dated
                          December 1, 2001, between the
                          Registrant and State Street Bank
                          and Trust Company; (23)
           (i)            Conformed copy of Opinion and
                          Consent of Counsel as to
                          legality of shares being
                          registered; (11)
           (j)            Conformed Copy of Independent
                          Auditors Consent; (+)
           (k)            Not applicable;
           (l)            Conformed copy of Initial
                          Capital Understanding; (5)
           (m)  (i)       Conformed copy of Distribution
                          Plan of the Registrant,
                          through and including
                          conformed copies of Exhibits A
                          and B; (7)
                (ii)      Conformed Copy of Exhibit C to the
                          Distribution Plan of the
                          Registrant; (11)
                (iii)     Conformed copy of Exhibit D to the
                          Distribution Plan of the
                          Registrant; (15)
                (iv)      Conformed copy of Exhibit E to the
                          Distribution Plan of the
                          Registrant; (19)
                (v)       Conformed copy of Exhibit F to the
                          Distribution Plan of the
                          Registrant; (23)
                (vi)      Conformed copy of Exhibit G to the
                          Distribution Plan of the
                          Registrant; (23)
           (n)            Conformed copy of Restated
                          Multiple Class Plan of the
                          Registrant; (23)
           (o)  (i)       Conformed copy of Power of
                          Attorney of the Registrant;
                          (17)
                (ii)      Conformed copies of Power of
                          Attorney of the Chairman,
                          President and Chief Executive
                          Officer, Treasurer and
                          Trustees of the Registrant;
                          (23)
                (iii)     Conformed copy of Power of
                          Attorney of a Trustee of the
                          Registrant; (24)
           (p)            Copy of Code of Ethics; (23)

+     All exhibits are being filed electronically.
1.    Response is incorporated by reference to
      Registrant's Initial Registration Statement on Form
      N-1A filed December 23, 1991 (File Nos. 33-44737
      and 811-6511).
4.    Response is incorporated by reference to
      Post-Effective Amendment No. 5 on Form N-1A filed
      January 24, 1994 (File Nos. 33-44737 and 811-6511).
5.    Response is incorporated by reference to
      Post-Effective Amendment No. 6 on Form N-1A filed
      June 29, 1994 (File Nos. 33-44737 and 811-6511).
7.    Response is incorporated by reference to
      Post-Effective Amendment No.7 on Form N-1A filed
      October 7, 1994 (File Nos. 33-44737 and 811-6511).
11.   Response is incorporated by reference to
      Post-Effective Amendment No. 11 on Form N-1A filed
      January 22, 1997 (File Nos. 33-44737 and 811-6511).
13.   Response is incorporated by reference to
      Post-Effective Amendment No. 13 on Form N-1A filed
      September 18, 1998 (File Nos. 33-44737 and
      811-6511).
15.   Response is incorporated by reference to
      Post-Effective Amendment No. 16 on Form N-1A filed
      January 29, 1999 (File Nos. 33-44737 and 811-6511).
17.   Response is incorporated by reference to
      Post-Effective Amendment No. 22 on Form N-1A filed
      January 30, 2001 (File Nos. 33-44737 and 811-6511).
18.   Response is incorporated by reference to
      Post-Effective Amendment No. 27 on Form N-1A filed
      September 21, 2001 (File Nos. 33-44737 and
      811-6511).
19.   Response is incorporated by reference to
      Post-Effective Amendment No. 28 on Form N-1A filed
      January 29, 2002 (File Nos. 33-44737 and 811-6511).
20.   Response is incorporated by reference to
      Post-Effective Amendment No. 29 on form N-1A filed
      October 10, 2002 (File Nos. 33-44737 and 811-6511).
22.   Response is incorporated by reference to
      Post-Effective Amendment No. 31 on form N-1A filed
      January 31, 2003 (File Nos. 33-44737 and 811-6511).
23.   Response is incorporated by reference to
      Post-Effective Amendment No. 32 on form N-1A filed
      November 14, 2003 (File Nos. 33-44737 and 811-6511).
24.   Response is incorporated by reference to
      Post-Effective Amendment No. 35 on form N-1A filed
      January 30, 2004 (File Nos. 33-44737 and 811-6511).

Item 24.   Persons Controlled by or Under Common Control
           with Registrant:

           None

Item 25.   Indemnification: (1)

Item 26.   Business and Other Connections of Investment
           Adviser:

           For a description of the other business of the
           investment adviser, see the section entitled "Who
           Manages the Fund?" in Part A. The affiliations with
           the Registrant of four of the Trustees and one of
           the Officers of the investment adviser are included
           in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The
           remaining Trustees of the investment adviser and,
           in parentheses, their principal occupations are:
           Thomas R. Donahue, (Chief Financial Officer,
           Federated Investors, Inc.), 1001 Liberty Avenue,
           Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
           principal of the firm, Mark D. Olson & Company,
           L.L.C. and Partner, Wilson, Halbrook & Bayard,
           P.A.), 800 Delaware Avenue, P.O. Box 2305,
           Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                            J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice Presidents:                Stephen F. Auth
                                          William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          David A. Briggs
                                          Jonathan C. Conley
                                          Christopher F. Corapi
                                          Deborah A. Cunningham
                                          Linda A. Duessel
                                          Mark E. Durbiano
                                          James E. Grefenstette
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Frank Semack
                                          Richard Tito
                                          Peter Vutz

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          David M. Bruns
                                          Regina Chi
                                          Ross M. Cohen
                                          David W. Cook
                                          Fred B. Crutchfield
                                          Lee R. Cunningham, II
                                          Alexandre de Bethmann
                                          B. Anthony Delserone, Jr.
                                          Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          David P. Gilmore
                                          James P. Gordon, Jr.
                                          Curtis R. Gross
                                          Marc Halperin
                                          John W. Harris
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison
                                          Constantine J.
Kartsonas
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Steven Lehman
                                          Marian R. Marinack
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          John L. Nichol
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          David R. Powers
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          Aash M. Shah
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Leonardo A. Vila
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          Richard M. Winkowski, Jr.
                                          Lori A. Wolff
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Catherine A. Arendas
                                          Nicholas P. Besh
                                          Hanan Callas
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          David Dao
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          Igor Golalic
                                          James Grant
                                          Anthony Han
                                          Carol B. Kayworth
                                          Angela A. Kohler
                                          Robert P. Kozlowski
                                          Ted T. Lietz, Sr.
                                          Monica Lugani
                                          Tracey L. Lusk
                                          Ann Manley
                                          Dana Meissner
                                          Theresa K. Miller
                                          Karl Mocharko
                                          Bob Nolte
                                          Daniel Peris
                                          Rae Ann Rice
                                          Jennifer G.
Setzenfand
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Michael R. Tucker
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretaries:                    Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the
           investment adviser is Federated Investors Tower,
           1001 Liberty Avenue, Pittsburgh, Pennsylvania
           15222-3779.  These individuals are also officers of
           a majority of the investment advisers to the
           investment companies in the Federated Fund Complex
           described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:

(a)  Federated Securities Corp. the Distributor for
     shares of the Registrant, acts as principal
     underwriter for the following open-end investment
     companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust
                Series II; Federated Adjustable Rate
                Securities Fund; Federated American
                Leaders Fund, Inc.; Federated Core
                Trust; Federated Core Trust II, L.P.;
                Federated Equity Funds; Federated Equity
                Income Fund, Inc.; Federated Fixed
                Income Securities, Inc.; Federated GNMA
                Trust; Federated Government Income
                Securities, Inc.; Federated High Income
                Bond Fund, Inc.; Federated High Yield
                Trust; Federated Income Securities
                Trust; Federated Income Trust; Federated
                Index Trust; Federated Institutional
                Trust; Federated Insurance Series;
                Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.;
                Federated Limited Duration Government
                Fund, Inc.; Federated Managed Allocation
                Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated
                Municipal Securities Fund, Inc.;
                Federated Municipal Securities Income
                Trust; Federated Premier Intermediate
                Municipal Income Fund; Federated Premier
                Municipal Income Fund; Federated
                Short-Term Municipal Trust; Federated
                Stock and Bond Fund, Inc.; Federated
                Stock Trust; Federated Total Return
                Government Bond Fund; Federated Total
                Return Series, Inc.; Federated U.S.
                Government Bond Fund; Federated U.S.
                Government Securities Fund: 1-3 Years;
                Federated U.S. Government Securities
                Fund: 2-5 Years; Federated World
                Investment Series, Inc.; Intermediate
                Municipal Trust; Edward Jones Money
                Market Fund; Money Market Obligations
                Trust; Regions Morgan Keegan Select
                Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Rick A. DiBernardo
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrell
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:
                          Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Brian F. Paluso
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of
Federated Securities Corp. is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

      All accounts and records required to be maintained
by Section 31(a) of the Investment Company Act of 1940
and Rules 31a-1 through 31a-3 promulgated thereunder are
maintained at one of the following locations:

Registrant                     Reed Smith LLP
                               Investment Management
                               Group (IMG)
                               Federated Investors Tower
                               12th Floor
                               1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                               (Notices should be sent to
                               the Agent for Service at
                               above Address)

                               5800 Corporate Drive
                               Pittsburgh, PA  15237-7010

Morgan Keegan & Company    Morgan Keegan Tower
("Transfer Agent and           Fifty Front Street
Dividend Disbursing Agent")    Memphis, TN 38103

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Regions Bank                   P.O. Box 10247
Morgan Asset Management        Birmingham, Alabama 35202
(Advisor and Custodian)

Item 29.   Management Services:     Not applicable.

Item 30.   Undertakings:

           Registrant hereby undertakes to comply with
           the provisions of Section 16(c) of the 1940
           Act with respect to the removal of
           Trustees and the calling of special
           shareholder meetings by shareholders.

                          SIGNATURES

    Pursuant to the requirements of the Securities Act of
1933 and the Investment Company Act of 1940, the Registrant,
REGIONS MORGAN KEEGAN SELECT FUNDS, certifies that it meets
all of the requirements for effectiveness of this Amendment
to its Registration Statement pursuant to Rule 485(b) under
the Securities Act of 1933 and has duly caused this
Amendment to its Registration Statement to be signed on its
behalf by the undersigned, duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day
of April, 2004.

            REGIONS MORGAN KEEGAN SELECT FUNDS

                BY: /s/ Gail C. Jones
                Gail C. Jones, Assistant Secretary
                April 23, 2004

    Pursuant to the requirements of the Securities Act of
1933, this Amendment to its Registration Statement has been
signed below by the following person in the capacity and on
the date indicated:

           NAME                TITLE                DATE

By: /s/Gail C. Jones         Attorney In Fact  April 23, 2004
    Gail C. Jones            For the Persons
    ASSISTANT SECRETARY      Listed Below

    NAME                       TITLE

Allen B. Morgan, Jr.*        Chairman and Trustee

Carter E. Anthony*           President and
                             Chief Executive Officer
                             (Principal Executive
Officer)

Charles D. Maxwell           Secretary and
                             Assistant Treasurer

Joseph C. Weller*            Treasurer
                             (Principal Financial
                             Officer)

Thomas R. Gamble             Vice President

J. Kenneth Alderman*         Trustee

William Jefferies Mann*      Trustee

James Stillman R. McFadden*  Trustee

W. Randall Pittman*          Trustee

Mary S. Stone*               Trustee

Archie W. Willis, III*       Trustee

James D. Witherington, Jr.*  Trustee

* By Power of Attorney